Allowances for Credit Losses	12 Months Ended
Dec. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowances for Credit Losses
11. Allowances for Credit Losses
11.1 Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired				Non-impaired		Impaired
Beginning	￦	584,650	￦	283,382	￦	501,049	￦	939,640	￦	935,715	￦	1,282,544	￦	206,525	￦	328,152	￦	401,148
Transfer between stages:
Transfer to 12-month expected credit losses		130,047		(122,955)		(7,092)		365,392		(306,167)		(59,225)		55,076		(53,048)		(2,028)
Transfer to lifetime expected credit losses		(117,019)		237,066		(120,047)		(273,328)		340,311		(66,983)		(27,518)		34,364		(6,846)
Impairment		(11,838)		(166,139)		177,977		(54,667)		(191,344)		246,011		(3,753)		(23,914)		27,667
Write-offs		—		—		(684,223)		—		(2)		(593,492)		—		—		(706,501)
Sales		(4,177)		(1,668)		(56,116)		—		(499)		(102,759)		—		—		(136,344)
Provision (reversal) for credit losses 1,2		23,910		101,072		824,942		(56,320)		123,219		585,169		10,142		87,067		715,149
Others (exchange differences, etc.)		1,778		677		12,541		(7,577)		22,331		40,854		(38)		19		(28,579)

Ending	￦	607,351	￦	331,435	￦	649,031	￦	913,140	￦	923,564	￦	1,332,119	￦	240,434	￦	372,640	￦	263,666

(In millions of Korean won)	2025
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
Beginning	￦	607,351	￦	331,435	￦	649,031	￦	913,140	￦	923,564	￦	1,332,119	￦	240,434	￦	372,640	￦	263,666
Transfer between stages:
Transfer to 12-month expected credit losses		159,823		(151,174)		(8,649)		221,777		(217,285)		(4,492)		34,654		(34,519)		(135)
Transfer to lifetime expected credit losses		(134,669)		163,519		(28,850)		(248,185)		305,680		(57,495)		(50,226)		50,683		(457)
Impairment		(13,672)		(75,950)		89,622		(8,477)		(194,671)		203,148		(2,702)		(6,678)		9,380
Write-offs		—		(1)		(886,368)		—		(13)		(776,283)		—		—		(646,045)
Sales		(1,219)		(1,254)		(62,265)		(37)		(798)		(173,263)		—		(7,596)		(168,436)
Provision (reversal) for credit losses 1,2		(24,749)		6,356		920,421		64,363		93,234		910,344		(36,615)		(4,887)		733,095
Others (exchange differences, etc.)		(13,538)		(457)		(24,489)		(7,294)		(2,004)		(87,034)		(72)		(67)		(30,213)

Ending	￦	579,327	￦	272,474	￦	648,453	￦	935,287	￦	907,707	￦	1,347,044	￦	185,473	￦	369,576	￦	160,855

1
Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

2	Includes ￦ 317,140 million and ￦ 385,145 million of collections from written-off loans for the years ended December 31, 2024 and 2025, respectively.
The amount of financial assets that the Group wrote off during the prior and the current year but is continuing recovery activities is ￦
1,984,218
million and ￦
 2,270,706 million for the years ended December 31, 2024 and 2025, respectively. Also, the Group manages the written-off
loans that their legal extinctive prescriptions have not been completed, and that have not been collected.
The balances of those loans are ￦
11,468,928
million and ￦
11,292,023 million as of December 31, 2024 and 2025, respectively.

11.2 Changes in gross carrying amount of loans for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	408,283,402	￦	37,076,587	￦	4,908,103
Transfer between stages:
Transfer to 12-month expected credit losses		29,092,806		(28,622,325)		(470,481)
Transfer to lifetime expected credit losses (non-impaired)		(36,987,630)		38,887,946		(1,900,316)
Transfer to lifetime expected credit losses (impaired)		(1,489,772)		(4,423,007)		5,912,779
Write-offs		—		(2)		(1,984,216)
Sales		(3,563,046)		(98,684)		(1,028,807)
Net increase (decrease) (execution, repayment, and others)		36,418,238		(1,879,924)		(426,431)

Ending	￦	431,753,998	￦	40,940,591	￦	5,010,631

(In millions of Korean won)	2025
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	431,753,998	￦	40,940,591	￦	5,010,631
Transfer between stages:
Transfer to 12-month expected credit losses		31,009,972		(30,953,536)		(56,436)
Transfer to lifetime expected credit losses (non-impaired)		(45,366,268)		46,542,340		(1,176,072)
Transfer to lifetime expected credit losses (impaired)		(942,693)		(4,001,107)		4,943,800
Write-offs		—		(14)		(2,308,696)
Sales		(663,793)		(110,914)		(1,930,763)
Net increase (decrease) (execution, repayment, and others)		30,098,904		(5,450,159)		44,455

Ending	￦	445,890,120	￦	46,967,201	￦	4,526,919